FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of change in fair value of derivative financial instruments

				Income
Gain/(Loss) ($ thousands)	2020	2019	2018	Statement Presentation
Equity Swaps	$(1,396)	$(308)	$210	G&A expense
Commodity Derivative Instruments:
Oil	(25,701)	(70,481)	114,822	Commodity derivative
Gas	3,550	(10,944)	9,234	instruments
Total Unrealized Gain/(Loss)	$(23,547)	$(81,733)	$124,266

Summary of the income statement effects of Enerplus' commodity derivative instruments

($ thousands)	2020	2019	2018
Change in fair value gain/(loss)	$(22,151)	$(81,425)	$124,056
Net realized cash gain/(loss)	130,970	15,354	(35,824)
Commodity derivative instruments gain/(loss)	$108,819	$(66,071)	$88,232

Summary of the fair value of derivative financial instruments

	December 31, 2020		December 31, 2019
	Assets	Liabilities	Assets	Liabilities
($ thousands)	Current	Current	Current	Current
Equity Swaps	$—	$3,613	$—	$2,217
Commodity Derivative Instruments:
Oil	—	15,648	10,570	517
Gas	3,550	—	—	—
Total	$3,550	$19,261	$10,570	$2,734

Summary of management positions

Crude Oil Instruments:

Instrument Type(1)(2)	bbls/day	US$/bbl

Jan 1, 2021 – Mar 31, 2021
WTI Swap	5,000	45.55
WTI Purchased Put	15,000	40.53
WTI Sold Put	15,000	32.00
WTI Sold Call	15,000	50.29

Apr 1, 2021 – Jun 30, 2021
WTI Purchased Put	20,000	40.90
WTI Sold Put	20,000	32.00
WTI Sold Call	20,000	50.72
UHC Differential Swap	1,500	(1.80)

Jul 1, 2021 – Dec 31, 2021
WTI Purchased Put	23,000	46.39
WTI Sold Put	23,000	36.39
WTI Sold Call	23,000	56.70
UHC Differential Swap	1,500	(1.80)

Jan 1, 2022 – Dec 31, 2022
WTI Purchased Put	17,000	50.00
WTI Sold Put	17,000	40.00
WTI Sold Call	17,000	57.91
(1)	Transactions with a common term have been aggregated and presented as the weighted average price/bbl before premiums.
(2)	The total average deferred premium spent on our outstanding hedges is US$0.80/bbl from January 1, 2021 – December 31, 2021 and US$1.50/bbl from January 1, 2022 – December 31, 2022.

Natural Gas Instruments:

Instrument Type	MMcf/day	US$/Mcf

Mar 1, 2021 - Mar 31, 2021
NYMEX Swap	60,000	3.16

Apr 1, 2021 – Oct 31, 2021
NYMEX Swap	60,000	2.90
NYMEX Purchased Put	40,000	2.75
NYMEX Sold Put	40,000	2.15
NYMEX Sold Call	40,000	3.25